PZENA FOCUSED VALUE FUND,
                   SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

                        SUPPLEMENT DATED NOVEMBER 1, 1999
                       TO PROSPECTUS DATED AUGUST 27, 1999



THE FOLLOWING SUPPLEMENTS THE SECTION "SHAREHOLDER INFORMATION - HOW TO BUY SHARES, BY WIRE" ON PAGE 8 OF THE PROSPECTUS.

Effective immediately, the wiring instructions for the Pzena Focused Value Fund have been changed. The wiring instructions on page 8 are replaced with the following:

WIRE INSTRUCTIONS:
                             Firstar Bank, N.A. Cinti/Trust
                             ABA Routing #0420-0001-3
                             Pzena Focused Value Fund
                             DDA #485776710
                             Account name (shareholder name):
                             Shareholder account number